Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Non-current assets
Goodwill	£ 9,905	£ 9,847
Other intangible assets	3,717	3,604
Property, plant and equipment	67,396	64,433
Other non-current assets	570	567
Pension assets	2,352	2,645
Financial and other investments	871	859
Investments in joint ventures and associates	1,414	1,300
Derivative financial assets	325	276
Total non-current assets	86,550	83,531
Current assets
Inventories and current intangible assets	931	876
Trade and other receivables	3,340	3,883
Current tax assets	18	43
Financial and other investments	1,680	2,605
Derivative financial assets	60	153
Cash and cash equivalents	227	163
Assets held for sale	1,441	1,443
Total current assets	7,697	9,166
Total assets	94,247	92,697
Current liabilities
Borrowings	(2,691)	(2,955)
Derivative financial liabilities	(321)	(222)
Trade and other payables	(4,465)	(5,068)
Contract liabilities	(159)	(252)
Current tax liabilities	(231)	(236)
Provisions	(361)	(288)
Liabilities held for sale	(51)	(109)
Total current liabilities	(8,279)	(9,130)
Non-current liabilities
Borrowings	(42,106)	(40,030)
Derivative financial liabilities	(1,116)	(1,071)
Other non-current liabilities	(1,004)	(921)
Contract liabilities	(1,904)	(1,754)
Deferred tax liabilities	(7,318)	(7,181)
Pensions and other post-retirement benefit obligations	(615)	(694)
Provisions	(2,425)	(2,354)
Total non-current liabilities	(56,488)	(54,005)
Total liabilities	(64,767)	(63,135)
Net assets	29,480	29,562
Equity
Share capital	489	488
Share premium account	1,301	1,302
Retained earnings	31,250	31,608
Other equity reserves	(3,585)	(3,860)
Total shareholders’ equity	29,455	29,538
Non-controlling interests	25	24
Total equity	£ 29,480	£ 29,562